BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
The carrying value of goodwill as of December 31, 2021	¥ 6,996,895	$ 1,099,895	¥ 6,996,895
Future Gas Station (Beijing) Technology, Ltd
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	6,996,895	1,099,895
The carrying value of goodwill as of December 31, 2021	¥ 6,996,895	$ 1,099,895